Risk Management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Risk Management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	36.00%	29.00%
Gross carrying amount	R 450,727	R 354,207
Impairment loss allowance	R 161,683	R 101,066
Since invoicing [Member]
Risk Management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	7.00%	7.00%
Gross carrying amount	R 148,625	R 152,635
Impairment loss allowance	R 10,139	R 10,190
1 month since invoicing date [Member]
Risk Management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	14.00%	14.00%
Gross carrying amount	R 47,681	R 33,622
Impairment loss allowance	R 6,661	R 4,646
2 months since invoicing date [Member]
Risk Management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	22.00%	20.00%
Gross carrying amount	R 26,329	R 21,949
Impairment loss allowance	R 5,729	R 4,416
3 months since invoicing date [Member]
Risk Management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Line Items]
Expected credit loss rate	61.00%	56.00%
Gross carrying amount	R 228,092	R 146,001
Impairment loss allowance	R 139,154	R 81,814